COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Jul. 24, 2024	Jun. 02, 2023
GS Spa Note [Member]
Debt face amount	$ 2,673,423
Debt interest rate	4.99%
Reserve shares of common stock	2,500,000,000
GS Capital Partners, LLC [Member]
Attorney fees costs		$ 2,407,671